Deferred Charges, net (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred charges, net
Balance at the beginning of the period		$ 58,759
Amortization		(44,074)	$ (29,161)	$ (18,663)
Balance at the end of the period		$ 54,356	58,759
Period of amortization for deferred costs		2 years 6 months
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period		$ 58,759	38,012	25,554
Additions		39,671	50,568	31,121
Write-off			(660)
Amortization		(44,074)	(29,161)	(18,663)
Balance at the end of the period		$ 54,356	$ 58,759	$ 38,012
Stride | Drydocking and Special Survey Costs
Changes in deferred charges, net
Wrote-off amounts	$ 700